As filed with the Securities and Exchange Commission on February 19, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Equity LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

DoubleLine Equities Small Cap Growth Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	Security Description			Value $
Common Stocks - 99.9%
Aerospace & Defense - 4.0%
3,303	Astronics Corporation		*	168,453
2,985	B/E Aerospace, Inc.		*	259,785
4,132	HEICO Corporation			239,449
				667,687
Auto Components - 3.2%
19,894	Gentherm, Inc.		*	533,358
Biotechnology - 6.8%
3,542	ACADIA Pharmaceuticals, Inc.		*	88,515
2,296	Aegerion Pharmaceuticals, Inc.		*	162,924
10,326	Foundation Medicine, Inc.		*	245,966
3,956	Incyte Corporation Ltd.		*	200,292
5,314	Insmed, Inc.		*	90,391
2,125	Puma Biotechnology, Inc.		*	220,001
6,041	Sarepta Therapeutics, Inc.		*	123,055
				1,131,144
Building Products - 1.3%
2,663	Trex Company, Inc.		*	211,788
Capital Markets - 7.8%
7,888	Artisan Partners Asset Management, Inc.			514,219
5,653	Greenhill & Company, Inc.			327,535
15,106	Marcus & Millichap, Inc.		*	225,079
13,679	WisdomTree Investments, Inc.		*	242,255
				1,309,088
Commercial Banks - 1.4%
2,201	SVB Financial Group		*	230,797
Commercial Services & Supplies - 3.0%
13,658	US Ecology, Inc.			507,941
Communications Equipment - 6.9%
28,909	Aruba Networks, Inc.		*	517,471
11,011	Palo Alto Networks, Inc.		*	632,802
				1,150,273
Computers & Peripherals - 1.4%
1,682	Stratasys Ltd.		*	226,566
Diversified Consumer Services - 1.0%
2,482	Capella Education Company			164,904
Electronic Equipment, Instruments & Components - 3.3%
4,725	Cognex Corporation		*	180,400
6,246	FARO Technologies, Inc.		*	364,142
				544,542
Energy Equipment & Services - 3.6%
9,646	Frank's International N.V. (Netherlands)			260,442
3,543	Geospace Technologies Corporation		*	335,983
				596,425
Food & Staples Retailing - 3.4%
7,785	Chefs' Warehouse, Inc.		*	227,010
4,430	United Natural Foods, Inc.		*	333,978
				560,988
Food Products - 1.5%
2,850	Hain Celestial Group, Inc.		*	258,723
Health Care Equipment & Supplies - 8.3%
3,011	Align Technology, Inc.		*	172,079
4,184	DexCom, Inc.		*	148,155
30,284	Endologix, Inc.		*	528,153
15,905	LDR Holding Corporation		*	375,358
10,341	Novadaq Technologies, Inc. (Canada)		*	170,523
				1,394,268
Hotels, Restaurants & Leisure - 3.1%
10,992	Multimedia Games Holding Company, Inc.		*	344,709
4,978	Noodles & Company		*	178,810
				523,519
Household Durables - 0.7%
1,492	Harman International Industries, Inc.			122,120
Internet Software & Services - 3.7%
3,964	Cornerstone OnDemand, Inc.		*	211,440
4,264	Envestnet, Inc.		*	171,839
3,703	SPS Commerce, Inc.		*	241,806
				625,085
Leisure Equipment & Products - 2.1%
26,286	Black Diamond, Inc.		*	350,392
Life Sciences Tools & Services - 1.1%
4,705	Fluidigm Corporation		*	180,296
Machinery - 3.1%
2,372	Proto Labs, Inc.		*	168,839
4,845	RBC Bearings, Inc.		*	342,784
				511,623
Metals & Mining - 2.6%
6,952	Carpenter Technology Corporation			432,415
Pharmaceuticals - 2.4%
11,117	AcelRx Pharmaceuticals, Inc.		*	125,733
6,305	Repros Therapeutics, Inc.		*	115,381
17,270	Vivus, Inc.		*	156,812
				397,926
Road & Rail - 2.0%
3,454	Genesee & Wyoming, Inc.		*	331,757
Semiconductors & Semiconductor Equipment - 4.0%
5,982	Mellanox Technologies Ltd. (Israel)		*	239,101
8,823	Ultratech, Inc.		*	255,867
5,418	Veeco Instruments, Inc.		*	178,306
				673,274
Software - 9.0%
19,075	Ellie Mae, Inc.		*	512,545
11,975	Gigamon, Inc.		*	336,258
3,529	Imperva, Inc.		*	169,851
4,572	Infoblox, Inc.		*	150,968
4,257	PROS Holdings, Inc.		*	169,854
4,504	SolarWinds, Inc.		*	170,386
				1,509,862
Specialty Retail - 4.8%
4,385	Container Store Group, Inc.		*	204,385
7,691	Five Below, Inc.		*	332,251
3,848	Restoration Hardware Holdings, Inc.		*	258,971
				795,607
Textiles, Apparel & Luxury Goods - 2.4%
2,290	Fifth & Pacific Companies, Inc.		*	73,440
9,062	Steven Madden Ltd.		*	331,579
				405,019
Trading Companies & Distributors - 1.0%
1,501	DXP Enterprises, Inc.		*	172,915
Wireless Telecommunication Services - 1.0%
9,187	RingCentral, Inc.		*	168,765
Total Common Stocks (Cost $14,191,185)				16,689,067

Short Term Investments - 1.3%
223,783	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦	223,783
Total Short Term Investments (Cost $223,783)				223,783

Total Investments - 101.2% (Cost $14,414,968)				16,912,850
Liabilities in Excess of Other Assets - (1.2)%				(199,941)
NET ASSETS - 100.0%				$16,712,909

*	Non-Income Producing
♦	Seven-day yield as of December 31, 2013

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments	$14,414,968
Gross Tax Unrealized Appreciation	2,654,360
Gross Tax Unrealized Depreciation	(156,478)
Net Tax Unrealized Appreciation (Depreciation)	$2,497,882

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

DoubleLine Equities Growth Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	Security Description			Value $
Common Stocks - 92.1%
Aerospace & Defense - 5.1%
562	B/E Aerospace, Inc.		*	48,911
394	Precision Castparts Corporation			106,104
				155,015
Biotechnology - 9.2%
818	BioMarin Pharmaceutical, Inc.		*	57,481
664	Celgene Corporation		*	112,189
1,472	Gilead Sciences, Inc.		*	110,621
				280,291
Capital Markets - 3.0%
1,078	T Rowe Price Group, Inc.			90,304
Chemicals - 2.9%
750	Monsanto Company			87,413
Commercial Banks - 3.4%
1,953	First Republic Bank			102,240
Communications Equipment - 6.5%
1,944	Palo Alto Networks, Inc.		*	111,722
1,146	QUALCOMM, Inc.			85,090
				196,812
Computers & Peripherals - 2.9%
157	Apple, Inc.			88,094
Electrical Equipment - 1.4%
307	Roper Industries, Inc.			42,575
Energy Equipment & Services - 6.4%
326	Core Laboratories N.V. (Netherlands)			62,249
2,809	Frank's International N.V. (Netherlands)			75,843
719	Oceaneering International, Inc.			56,715
				194,807
Food & Staples Retailing - 4.5%
567	Costco Wholesale Corporation			67,479
1,782	Sprouts Farmers Market, Inc.		*	68,482
				135,961
Health Care Technology - 5.5%
730	athenahealth, Inc.		*	98,185
1,250	Cerner Corporation		*	69,675
				167,860
Insurance - 3.7%
1,078	ACE Ltd. (Switzerland)			111,605
Internet & Catalog Retail - 4.4%
336	Amazon.com, Inc.		*	133,993
Internet Software & Services - 7.9%
1,578	Facebook, Inc.		*	86,254
95	Google, Inc.		*	106,467
211	LinkedIn Corporation		*	45,751
				238,472
IT Services - 2.0%
230	Alliance Data Systems Corporation		*	60,474
Machinery - 2.4%
517	Cummins, Inc.			72,882
Oil, Gas & Consumable Fuels - 2.6%
696	Continental Resources, Inc.		*	78,314
Pharmaceuticals - 2.0%
1,163	AbbVie, Inc.			61,418
Road & Rail - 1.7%
414	Kansas City Southern			51,266
Semiconductors & Semiconductor Equipment - 4.3%
2,377	ARM Holdings PLC (ADR) (United Kingdom)			130,117
Software - 3.8%
1,045	Salesforce.com, Inc.		*	57,674
683	Workday, Inc.		*	56,798
				114,472
Specialty Retail - 2.2%
1,404	CarMax, Inc.		*	66,016
Textiles, Apparel & Luxury Goods - 2.0%
693	Under Armour, Inc.		*	60,499
Trading Companies & Distributors - 2.3%
1,463	Fastenal Company			69,507
Total Common Stocks (Cost $2,414,033)				2,790,407

Short Term Investments - 15.1%
458,337	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦	458,337
Total Short Term Investments (Cost $458,337)				458,337

Total Investments - 107.2% (Cost $2,872,370)				3,248,744
Liabilities in Excess of Other Assets - (7.2)%				(218,918)
NET ASSETS - 100.0%				$3,029,826

*	Non-Income Producing
ADR	American Depositary Receipt
♦	Seven-day yield as of December 31, 2013

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments	$2,872,370
Gross Tax Unrealized Appreciation	382,076
Gross Tax Unrealized Depreciation	(5,702)
Net Tax Unrealized Appreciation (Depreciation)	$376,374

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

DoubleLine Equities Technology Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	Security Description			Value $
Common Stocks - 110.7%
Biotechnology - 1.1%
286	Foundation Medicine, Inc.		*	6,812
Communications Equipment - 10.4%
871	Aruba Networks, Inc.		*	15,591
465	Palo Alto Networks, Inc.		*	26,724
333	QUALCOMM, Inc.			24,725
				67,040
Computers & Peripherals - 6.1%
39	Apple, Inc.			21,883
132	Stratasys Ltd.		*	17,781
				39,664
Electronic Equipment, Instruments & Components - 5.7%
423	Cognex Corporation		*	16,150
279	FARO Technologies, Inc.		*	16,266
127	Universal Display Corporation		*	4,364
				36,780
Energy Equipment & Services - 3.0%
249	Oceaneering International, Inc.			19,641
Health Care Equipment & Supplies - 4.1%
366	DexCom, Inc.		*	12,960
782	Endologix, Inc.		*	13,638
				26,598
Internet & Catalog Retail - 4.9%
79	Amazon.com, Inc.		*	31,504
Internet Software & Services - 23.1%
311	Akamai Technologies, Inc.		*	14,673
328	Cornerstone OnDemand, Inc.		*	17,495
57	CoStar Group, Inc.		*	10,521
279	Envestnet, Inc.		*	11,244
563	Facebook, Inc.		*	30,773
24	Google, Inc.		*	26,897
59	LinkedIn Corporation		*	12,793
376	Rackspace Hosting, Inc.		*	14,713
156	SPS Commerce, Inc.		*	10,187
				149,296
IT Services - 4.8%
119	Alliance Data Systems Corporation		*	31,289
Professional Services - 1.1%
114	WageWorks, Inc.		*	6,776
Semiconductors & Semiconductor Equipment - 8.0%
672	ARM Holdings PLC (ADR) (United Kingdom)			36,785
378	Mellanox Technologies Ltd. (Israel)		*	15,109
				51,894
Software - 38.4%
146	ANSYS, Inc.		*	12,731
146	Concur Technologies, Inc.		*	15,064
667	Ellie Mae, Inc.		*	17,922
264	FireEye, Inc.		*	11,513
348	Gigamon, Inc.		*	9,772
239	Imperva, Inc.		*	11,503
630	Infoblox, Inc.		*	20,803
146	NetSuite, Inc.		*	15,041
269	PROS Holdings, Inc.		*	10,733
545	Salesforce.com, Inc.		*	30,079
428	ServiceNow, Inc.		*	23,972
343	Splunk, Inc.		*	23,554
219	Tableau Software, Inc.		*	15,096
79	Ultimate Software Group, Inc.		*	12,104
216	Workday, Inc.		*	17,963
				247,850
Total Common Stocks (Cost $638,792)				715,144

Short Term Investments - 11.1%
71,440	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦	71,440
Total Short Term Investments (Cost $71,440)				71,440

Total Investments - 121.8% (Cost $710,232)				786,584
Liabilities in Excess of Other Assets - (21.8)%				(140,830)
NET ASSETS - 100.0%				$645,754

*	Non-Income Producing
ADR	American Depositary Receipt
♦	Seven-day yield as of December 31, 2013

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments	$710,232
Gross Tax Unrealized Appreciation	84,019
Gross Tax Unrealized Depreciation	(7,667)
Net Tax Unrealized Appreciation (Depreciation)	$76,352

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2013, the Funds did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2013, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31, 20131:

Valuation Inputs	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund
Investments in Securities
Level 1
Common Stock	$16,689,067	$2,790,407	$715,144
Money Market Funds	223,783	458,337	71,440
Total Level 1	16,912,850	3,248,744	786,584
Level 2	-	-	-
Level 3	-	-	-
Total	16,912,850	3,248,744	786,584
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 or 3 during the period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Equity Funds

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  2/19/2014

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  2/19/2014